Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss
20.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, are as follows:

	Foreign currency translation	Total
	RMB	RMB
Balance as of January 1, 2012	(54,779)	(54,779)
Current year other comprehensive loss	(2,588)	(2,588)

Balance as of December 31, 2012	(57,367)	(57,367)
Current year other comprehensive loss	(25,222)	(25,222)

Balance as of December 31, 2013	(82,589)	(82,589)
Current year other comprehensive income	16,835	16,835

Balance as of December 31, 2014	(65,754)	(65,754)

Balance as of December 31, 2014, in US$	(10,598)	(10,598)